Statement of Changes in Shareholders' Deficit (Parenthetical) - shares	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2022	Dec. 31, 2023
D T Cloud Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary share subject to forfeiture	225,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary share subject to forfeiture		225,000	225,000
Over-Allotment Option [Member] | D T Cloud Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary share subject to forfeiture		225,000	225,000